ASSET PURCHASE AGREEMENT (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2022	Apr. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 26, 2023	Mar. 31, 2023
Asset Acquisition [Line Items]
Revenues					$ 434
Repayment to related party			$ 221,000		221,000		$ 221,000
Selling and marketing expense			3,808,000	$ 2,881,000	7,992,000	$ 5,973,000	13,671,000	$ 9,848,000
Related Party [Member]
Asset Acquisition [Line Items]
Repayment to related party			1,000,000		1,000,000		1,000,000		$ 720,000
Bourns Production, Inc
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment	$ 197,000
Thomason Jones Company LLC [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment					444,000		444,000
Contingent payments		$ 1,000,000
Revenues					3,000,000		3,000,000
Selling and marketing expense					417,000		417,000
Accrued expense			$ 1,909,000		$ 1,909,000		782,000
Thomason Jones Company LLC [Member] | Maximum [Member]
Asset Acquisition [Line Items]
Purchase price for acquiring machinery and equipment		$ 700,000
Thomason Jones Company LLC [Member] | Related Party [Member]
Asset Acquisition [Line Items]
Repayment to related party							$ 1,000,000			$ 1,000,000